Financial instruments - additional disclosures - Activity in level 3 financial liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	$ (5,536)
Balance as of December 31	(5,501)	$ (5,536)
Level 3 | Contingent consideration liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	(157)	(243)
Accretion for passage of time	(12)	(17)
Adjustments for changes in assumptions	42	63
Payments	15	40
Balance as of December 31	$ (112)	$ (157)